Chapter 11 - Detailed Timeline (Details)	Sep. 30, 2022	Jan. 20, 2022	Jul. 09, 2021	Feb. 10, 2021
NSNCo
Reorganization, Chapter 11 [Line Items]
Percent of principal noteholders approving amendments to the indenture governing the notes			80.00%
NSNCo
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal				100.00%
NSNCo | NSNCo Noteholders
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal	35.00%	65.00%
NSNCo | NSNCo Noteholders | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal		65.00%